WARRANTS AND DERIVATIVE WARRANT LIABILITY (Details 2)	12 Months Ended
Dec. 31, 2012
Schedule Of Share Based Payment Award Warrants Valuation Assumptions [Line Items]
Volatility	60.30%
Expected term (years)	4 years 8 months 12 days
Risk-free interest rate	0.70%
Dividend yield	0.00%